Significant Accounting Policies (Details Narrative) (10-Q)		7 Months Ended
	Aug. 24, 2017 USD ($) oz shares	Mar. 31, 2018 USD ($) oz shares	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Fee paid to Sponsor percentage		0.20%
Fees payable to Sponsor		$ 2,197	$ 859
Minimum block of shares issued and redeemed | shares	10,000	10,000
Transaction fee for creations and redemptions	$ 500	$ 500
Maximum amount of gold to be held by trust unallocated account | oz	430	430